SUPPLEMENT TO THE CURRENTLY EFFECTIVE
                                   PROSPECTUS

                                 -----------------

            Investors Cash Trust: Treasury Portfolio, Service Shares

Effective August 15, 2006, the above-referenced portfolio and the existing class of shares will be known as follows:

--------------------------------------------------------------------------------
Current Name                        New Name
--------------------------------------------------------------------------------
Investors Cash Trust:               Investors Cash Trust:
   Treasury Portfolio, Service         Treasury Portfolio, Institutional Shares
   Shares
--------------------------------------------------------------------------------

This change does not represent a change in the current investment strategy or policies of the portfolio.















               Please Retain This Supplement for Future Reference




August 11, 2006                                                      [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group